Material Accounting Policy Information (Tables)	6 Months Ended
Jun. 30, 2025
Material Accounting Policy Information [Abstract]
Schedule of Impact on the Balance Sheet	The impact on the balance sheet as at June 30, 2025 was as follows:
(in millions of dollars)
Intangible assets	$(17.1)
Accumulated earnings	$17.1

Schedule of Impact on the Statement of Income (loss)

The impact on the statement of income (loss) for the three and six months ended June 30, 2025, was as follows:

(in millions of dollars)	Three months ended June 30, 2025	Six months ended June 30, 2025
Amortization	$(8.5)	$(17.1)